Nature of Operations	12 Months Ended
Jan. 31, 2025
Text block [abstract]
Nature of Operations
1.	NATURE OF OPERATIONS
BRP Inc. (“BRP”) is incorporated under the laws of Canada. BRP’s multiple voting shares are owned by Beaudier Inc. and 4338618 Canada Inc. (collectively, “Beaudier Group”), Bain Capital Integral Investors II, L.P. (“Bain Capital”) and La Caisse de dépôt et placement du Québec (“CDPQ”), (collectively, the “Principal Shareholders”). BRP’s subordinate voting shares are listed in Canada on the Toronto Stock Exchange under the symbol DOO and in the United States on the Nasdaq Global Select Market under the symbol DOOO.
BRP and its subsidiaries (the “Company”) design, develop, manufacture and sell powersports vehicles and marine products. The Company’s Powersports segment comprises “Year-Round Products” which consists of all-terrain
vehicles,
side-by-side
vehicles, three-wheel vehicles and two-wheel vehicles; “Seasonal Products” which consists of snowmobiles, personal watercraft and pontoons; and “PA&A and OEM Engines” which consists of parts, accessories and apparel (“PA&A”), engines for karts, recreational aircraft and jet boats, and other services. Additionally, the Company’s Marine segment consists of boats, pontoons and outboard engines and related PA&A, and other services.
The Company’s products are sold mainly through a network of independent dealers, independent distributors and to original equipment manufacturers (the “Customers”). The Company distributes its products worldwide and manufactures them in Mexico, Canada, Austria, the United States, Finland, Australia and Germany.
On October 17, 2024, the Company announced it initiated a process for the sale of its Marine businesses namely Alumacraft, Manitou, Telwater (Quintrex, Stacer, Savage and Yellowfin) and Marine parts, accessories, and apparel. Consequently, these businesses are presented as discontinued operations and the associated assets and liabilities as held for sale as at January 31, 2025 (Note 30).
The Company’s headquarters is located at 726 Saint-Joseph Street, Valcourt, Québec, J0E 2L0.